John Hancock Diversified Macro Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A C I R6 [Member] | John Hancock Diversified Macro Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	(7.94%)	2.33%	2.51%	12.03%	(2.55%)	(2.52%)